Schedule of capital surplus (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
January 1	$ 9,319,370	$ 7,847,746
Conversion of shareholder’s loan to shares	7,175,000
Cancellation of shareholder’s loan	1,743,411
Share-based payments	(155,278)	65,856
June 30	18,082,503	7,913,602
Share premium [member]
IfrsStatementLineItems [Line Items]
January 1	8,657,770	7,273,954
Conversion of shareholder’s loan to shares	7,175,000
Cancellation of shareholder’s loan	1,743,411
Share-based payments
June 30	17,576,181	7,273,954
Other reserves [member]
IfrsStatementLineItems [Line Items]
January 1	661,600	573,792
Conversion of shareholder’s loan to shares
Cancellation of shareholder’s loan
Share-based payments	(155,278)	65,856
June 30	$ 506,322	$ 639,648